UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Exchange Listed Funds Trust

Peritus High Yield ETF

Annual Report

June 30, 2018

Exchange Listed Funds Trust TABLE OF CONTENTS	June 30, 2018
Peritus High Yield ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	3
Summary of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	23
Disclosure of Fund Expenses	24
Approval of Investment Advisory Agreements	25
Other Information	27
Trustees	29
Officers	30

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in cash for creation of shares and in-kind for redemption of shares for securities included in the Fund.

Distributor: Foreside Fund Services, LLC

i

Peritus High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	June 30, 2018 (Unaudited)

Dear HYLD Shareholders,

The Peritus High Yield ETF’s return over the fiscal year ending June 30, 2018 was 8.19% based on NAV and 9.34% based on market price, versus a return of 2.62% for the Bloomberg Barclays US Corporate High Yield Bond Index. We saw a narrowing of the market discount over the last several months of the fiscal year, thus the outperformance of the market return versus the NAV return; however, both returns significantly outperformed the index over the 12 month period.

Over the last year, we have seen yields increase in the broader high yield market as pricing has declined modestly on the back of interest rate concerns and general financial market trepidation regarding fiscal and trade policy. However, in the midst of this, the Peritus High Yield ETF has sizably outperformed, which we attribute to a number of factors. Security selection has always been foundational to our strategy as we look to find securities that we believe are undervalued, and over the past year we have reaped the benefit of our strategical allocations to specific companies within certain industries that we believed would do well in the current and forward looking economic environment, such as energy, on the back of a strong rebound in oil prices, and alternative finance, on the easing of regulation in the industry. We have seen a significant amount of refinancing and acquisition activity on the bond side, causing our bonds to be taken out at call premiums, allowing for not only the coupon income generated over the holding period but also capital gains upon realizing the take out premiums. Much of the loan market has been subject to repricings and refinancings to lower spreads over the last year or so, yet the majority of our loan holdings have not been affected allowing us to benefit from the rapid rise in LIBOR rates over the last six months. Following the Volcker Rule, which went into effect back in 2015, we also have a strategic allocation to newly issued bonds with a goal of improving portfolio liquidity (as our experience and market data has indicated that bonds are most liquid immediately following issuance due to support from underwriters and market interest) which we believe has contributed positively to performance.

As we look forward, we continue to see opportunities for continued healthy income generation and further potential for capital gains. The recent decline in prices/widening in yields in the broader high yield market has created some further investment opportunities, as we continue with our core tenet of looking for undervalued securities. The domestic high yield bond market is over $1.3 trillion in size and the floating rate loan market is over $1 trillion, giving us ample hunting ground for securities that meet our selection criteria. Additionally, given our lower duration versus the high yield indexes, as well as the inclusion of floating rate loans within our portfolio, we expected to see less interest rate sensitivity within our portfolio relative to various high yield indexes and the products that track them.

We appreciate your continued support of HYLD.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

The views in this letter were as of June 30, 2018 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Call premium is the dollar amount over the par value of a callable debt security that is given to holders when the security is redeemed early by the issuer. The call premium is also called the redemption premium.

A coupon is the annual interest rate paid on a bond, expressed as a percentage of the face value.

A spread is the difference between the bid and the ask price of a security or asset.

LIBOR is a benchmark rate that some of the world’s leading banks charge each other for short-term loans. It stands for Intercontinental Exchange London Interbank Offered Rate and serves as the first step to calculating interest rates on various loans throughout the world.

The Volcker Rule is a federal regulation that generally prohibits banks from conducting certain investment activities with their own accounts and limits their dealings with hedge funds and private equity funds, also called covered funds.

Peritus High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	June 30, 2018 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

HISTORICAL PERFORMANCE
Total Return as of June 30, 2018	1 Year	5 Year	Since Inception 12/1/2010
Peritus High Yield ETF NAV	8.19%	1.49%	3.95%
Peritus High Yield ETF Market Price	9.34%	1.68%	3.93%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	2.62%	5.51%	6.76%

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.hyldetf.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged index considered representative of the universe of U.S. fixed rate, non-investment grade debt. One cannot invest directly in an index.

Net Asset Value is the dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Market Price is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total Returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.

Peritus High Yield ETF Schedule of Investments	June 30, 2018
Investments	Principal ($)	Value
CORPORATE BONDS – 64.4%
Aerospace/Defense – 2.1%
TransDigm UK Holdings PLC, 6.88%, 05/15/26‡	2,000,000	2,032,500
Triumph Group, Inc., 7.75%, 08/15/25	1,645,000	1,632,663
Total Aerospace/Defense		3,665,163
Agriculture – 1.1%
Alliance One International, Inc., 8.50%, 04/15/21‡	1,876,000	1,936,970
Auto Parts & Equipment – 0.9%
Titan International, Inc., 6.50%, 11/30/23‡	1,618,000	1,618,000
Biotechnology – 1.5%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡(a)	2,446,000	2,595,817
Chemicals – 2.8%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡	2,080,000	2,150,200
Hexion, Inc., 10.00%, 04/15/20	2,759,000	2,745,205
Total Chemicals		4,895,405
Commercial Services – 6.0%
ACE Cash Express, Inc., 12.00%, 12/15/22‡	1,618,000	1,755,530
Carriage Services, Inc., 6.63%, 06/01/26‡	2,000,000	2,037,500
Flexi-Van Leasing, Inc., 10.00%, 02/15/23‡	2,937,000	2,782,807
Quad/Graphics, Inc., 7.00%, 05/01/22	1,463,000	1,499,575
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	2,450,000	2,425,500
Total Commercial Services		10,500,912
Computers – 5.6%
Diebold Nixdorf, Inc., 8.50%, 04/15/24(a)	2,000,000	1,923,160
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23‡	2,277,000	2,336,771
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	2,106,000	2,032,290
Harland Clarke Holdings Corp., 8.38%, 08/15/22‡	1,500,000	1,477,500
West Corp., 8.50%, 10/15/25‡	2,367,000	2,171,723
Total Computers		9,941,444
Diversified Financial Services – 3.6%
CNG Holdings, Inc., 9.38%, 05/15/20‡	3,322,000	3,313,695
Investments	Principal ($)	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (Continued)
Navient Corp., 6.75%, 06/15/26	1,000,000	979,700
TMX Finance LLC / Titlemax Finance Corp., 11.13%, 04/01/23‡(a)	2,000,000	2,037,500
Total Diversified Financial Services		6,330,895
Electrical Components & Equipment – 1.5%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,746,000	2,643,025
Energy - Alternate Sources – 0.8%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	1,332,000	1,390,275
Food – 4.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 06/15/24	2,227,000	2,113,646
Albertsons Cos., Inc., 6.09%, (3-Month USD LIBOR + 3.75%), 01/15/24@‡	2,000,000	2,010,000
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc., 8.50%, 06/01/26‡	2,000,000	1,935,000
SUPERVALU, Inc., 6.75%, 06/01/21(a)	1,502,000	1,535,344
Total Food		7,593,990
Hand / Machine Tools – 0.8%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/23‡(a)	1,480,000	1,435,600
Healthcare - Products – 2.2%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,357,000	1,475,873
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23‡	2,967,000	2,487,830
Total Healthcare - Products		3,963,703
Healthcare – Services – 2.1%
Hadrian Merger Sub, Inc., 8.50%, 05/01/26‡	2,000,000	1,950,000
Kindred Healthcare, Inc., 8.75%, 01/15/23	1,598,000	1,702,877
Total Healthcare - Services		3,652,877
Insurance – 1.4%
AmWINS Group, Inc., 7.75%, 07/01/26‡	500,000	508,750
HUB International Ltd., 7.00%, 05/01/26‡	2,000,000	1,980,000
Total Insurance		2,488,750
Investment Companies – 0.8%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26‡	1,500,000	1,470,000

See accompanying Notes to Financial Statements.

Peritus High Yield ETF Schedule of Investments (Continued)	June 30, 2018
Investments	Principal ($)	Value
CORPORATE BONDS (Continued)
Machinery - Diversified – 2.2%
JPW Industries Holding Corp., 9.00%, 10/01/24‡	1,542,000	1,607,535
Xerium Technologies, Inc., 9.50%, 08/15/21	2,116,000	2,235,025
Total Machinery - Diversified		3,842,560
Media – 1.7%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,879,000	3,019,351
Mining – 1.1%
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26‡	2,000,000	2,015,000
Miscellaneous Manufacturing – 3.1%
FXI Holdings, Inc., 7.88%, 11/01/24‡	2,118,000	2,075,640
LSB Industries, Inc., 9.63%, 05/01/23‡(a)	2,000,000	2,022,500
Techniplas LLC, 10.00%, 05/01/20‡	1,560,000	1,396,200
Total Miscellaneous Manufacturing		5,494,340
Oil & Gas – 2.8%
Par Petroleum LLC/Petroleum Finance Corp., 7.75%, 12/15/25‡	2,118,000	2,160,360
Sanchez Energy Corp., 7.25%, 02/15/23‡(a)	2,727,000	2,709,956
Total Oil & Gas		4,870,316
Oil & Gas Services – 1.2%
Apergy Corp., 6.38%, 05/01/26‡	2,000,000	2,035,000
Packaging & Containers – 0.6%
Flex Acquisition Co., Inc., 7.88%, 07/15/26‡	1,000,000	998,600
Pharmaceuticals – 2.7%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡	2,486,000	2,681,773
Valeant Pharmaceuticals International, 8.50%, 01/31/27‡	2,000,000	2,030,000
Total Pharmaceuticals		4,711,773
Pipelines – 1.4%
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26‡	1,000,000	975,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	1,429,000	1,418,283
Total Pipelines		2,393,283
Investments	Principal ($)	Value
CORPORATE BONDS (Continued)
Real Estate – 0.8%
WeWork Cos., Inc., 7.88%, 05/01/25‡(a)	1,500,000	1,443,750
REITS – 0.6%
AHP Health Partners, Inc., 9.75%, 07/15/26‡	1,000,000	1,005,000
Retail – 3.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,262,000	2,188,485
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21‡	1,500,000	1,456,425
SRS Distribution, Inc., 8.25%, 07/01/26‡(a)	2,000,000	1,995,000
Total Retail		5,639,910
Software – 1.1%
CURO Financial Technologies Corp., 12.00%, 03/01/22‡	1,812,000	1,975,080
Telecommunications – 4.4%
Frontier Communications Corp., 11.00%, 09/15/25(a)	2,429,000	1,954,616
Frontier Communications Corp., 8.50%, 04/01/26‡	1,000,000	968,750
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22‡(a)	2,174,000	2,326,180
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25‡	2,719,000	2,596,645
Total Telecommunications		7,846,191
Total Corporate Bonds
(Cost $113,528,808)		113,412,980

TERM LOANS – 19.2%
Coal – 2.2%
Foresight Energy LLC, 8.11%, (3-Month USD LIBOR + 5.75%), 03/16/22@	1,845,049	1,837,272
Murray Energy Corp., 9.84%, (1-Month USD LIBOR + 7.75%), 10/17/22@	2,216,203	2,087,386
Total Coal		3,924,658
Electronics – 0.8%
KEMET Corp., 8.09%, (1-Month USD LIBOR + 6.00%), 04/26/24@	1,412,821	1,434,013
Food – 4.1%
Bi-Lo, (1-Month USD LIBOR + 8.00%), 05/15/24@(b)	3,000,000	2,904,390
Flavors Holdings, Inc., 8.08%, (3-Month USD LIBOR + 5.75%), 04/03/20@	2,259,170	2,101,028

See accompanying Notes to Financial Statements.

Peritus High Yield ETF Schedule of Investments (Continued)	June 30, 2018
Investments	Principal ($)	Value
TERM LOANS (Continued)
Food (Continued)
Shearer’s Foods LLC, 8.84%, (1-Month USD LIBOR + 6.75%), 06/30/22@	2,431,000	2,303,372
Total Food		7,308,790
Forest Products & Paper – 0.6%
Verso Paper Holdings LLC, 13.12%, (1-Month USD LIBOR + 11.00%), 10/14/21@	864,172	892,258
Verso Paper Holdings LLC, 13.13%, (1-Month USD LIBOR + 11.00%), 10/14/21@	137,259	141,720
Total Forest Products & Paper		1,033,978
Healthcare - Services – 1.1%
21st Century Oncology, Inc., 8.48%, (3-Month USD LIBOR + 6.13%), 01/16/23@	1,990,000	1,918,489
Office/Business Equipment – 1.3%
Eastman Kodak Co., 8.35%, (2-Month USD LIBOR + 6.25%), 09/03/19@	2,464,899	2,301,599
Oil & Gas – 1.9%
Osum Production Corp., 7.83%, (3-Month USD LIBOR + 5.50%), 07/31/20@	3,793,692	3,338,449
Pharmaceuticals – 1.1%
Alphabet Holding, 5.59%, (1-Month USD LIBOR + 3.50%), 09/26/24@	1,994,975	1,863,307
Pipelines – 0.8%
Midcoast, (1-Month USD LIBOR + 5.50%), 06/30/25@,(b)	1,500,000	1,500,000
Retail – 2.5%
California Pizza Kitchen, Inc., 8.10%, (1-Month USD LIBOR + 6.00%), 08/23/22@	1,984,848	1,948,129
General Nutrition Centers, Inc., 10.85%, (1-Month USD LIBOR + 8.75%), 03/04/21@	1,876,560	1,807,869
General Nutrition Centers, Inc., 9.10%, (1-Month USD LIBOR + 7.00%), 01/02/23@	572,350	592,279
Total Retail		4,348,277
Telecommunications – 1.3%
Global Tel*Link Corp., 10.58%, (3-Month USD LIBOR + 8.25%), 11/20/20@	2,375,000	2,383,906
Investments	Principal ($)	Value
TERM LOANS (Continued)
Transportation – 1.5%
YRC Worldwide, Inc., 10.59%, (1-Month USD LIBOR + 8.50%), 07/21/22@	2,537,180	2,565,723
Total Term Loans
(Cost $34,328,013)		33,921,189

FOREIGN BONDS – 17.0%
Beverages – 0.9%
CEDC Finance Corp. International, Inc., 10.00%, 12/31/22 (Poland)‡	1,973,281	1,568,758
Chemicals – 0.9%
OCI NV, 6.63%, 04/15/23 (Netherlands)‡	1,500,000	1,528,650
Commercial Services – 0.6%
Cimpress NV, 7.00%, 06/15/26 (Netherlands)‡	1,025,000	1,051,906
Diversified Financial Services – 1.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (Canada)‡	2,118,000	2,149,770
Electric – 0.8%
Drax Finco PLC, 6.63%, 11/01/25 (United Kingdom)‡	1,500,000	1,496,250
Food – 2.5%
Clearwater Seafoods, Inc., 6.88%, 05/01/25 (Canada)‡	600,000	577,500
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28 (Brazil)‡	1,986,000	1,878,657
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)‡	2,000,000	1,885,000
Total Food		4,341,157
Mining – 2.1%
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Zambia)‡	2,250,000	2,160,000
IAMGOLD Corp., 7.00%, 04/15/25 (Canada)‡	1,538,000	1,575,989
Total Mining		3,735,989
Oil & Gas – 4.0%
Athabasca Oil Corp., 9.88%, 02/24/22 (Canada)‡	4,055,000	4,196,925
Frontera Energy Corp., 9.70%, 06/25/23 (Colombia)‡	1,000,000	995,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (United Kingdom)‡(a)	2,000,000	1,950,000
Total Oil & Gas		7,141,925

See accompanying Notes to Financial Statements.

Peritus High Yield ETF Schedule of Investments (Concluded)	June 30, 2018
Investments	Principal ($)/ Number of Shares	Value
FOREIGN BONDS (Continued)
Oil & Gas Services – 2.3%
Calfrac Holdings LP, 8.50%, 06/15/26 (Canada)‡	2,000,000	1,992,500
Welltec A/S, 9.50%, 12/01/22 (Denmark)‡	2,000,000	2,020,000
Total Oil & Gas Services		4,012,500
Transportation – 1.7%
Global Ship Lease, Inc., 9.88%, 11/15/22 (United Kingdom)‡	3,000,000	2,970,000
Total Foreign Bonds
(Cost $30,414,385)		29,996,905

COMMON STOCK – 1.2%
Forest Products & Paper – 1.2%
Appvion Holding Corp.*ϕ
(Cost $2,022,607)	75,655	2,025,201

REPURCHASE AGREEMENTS – 9.0%(c)
Goldman Sachs & Co., dated 06/29/18, due 07/02/18, 2.07%, total to be received $3,751,950, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.50%, 07/01/24-02/01/48, totaling $3,826,329)	3,751,303	3,751,303
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.09%, total to be received $945,400, (collateralized by various U.S. Government Agency Obligations, 2.50%-6.63%, 05/15/20-05/15/46, totaling $964,149)	945,235	945,235
NBC Global Finance Ltd., dated 06/29/18, due 07/02/18, 1.95%, total to be received $3,751,913, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.63%, 01/31/20-09/09/49, totaling $3,826,340)	3,751,303	3,751,303
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.12%, total to be received $3,679,684, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 07/15/18-05/20/68, totaling $3,752,615)	3,679,034	3,679,034
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.11%, total to be received $3,679,681, (collateralized by various U.S. Government Agency Obligations, 3.00%-7.00%, 11/01/36-06/01/48, totaling $3,752,615)	3,679,034	3,679,034
Investments	Principal ($)	Value
REPURCHASE AGREEMENTS (Continued)
Total Repurchase Agreements
(Cost $15,805,909)		15,805,909
Total Investments Before Securities Sold Short (Cost $196,099,722)		195,162,184
Securities Sold Short – (0.6)%

CORPORATE BOND – (0.6)%
Oil & Gas Services – (0.6)%
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25‡ [Proceeds Received $(1,002,500)]	(1,000,000)	(1,008,750)
Total Securities Sold Short [Proceeds Received $(1,002,500)]		(1,008,750)

Total Investments – 110.2%
(Cost $195,097,222)		194,153,434
Liabilities in Excess of Other Assets – (10.2)%		(17,900,780)
Net Assets – 100.0%		$176,252,654

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

‡    Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $116,656,781, which represents approximately 66.19% of net assets as of June 30, 2018.

@  Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

*    Non-income producing security.

ϕ Security was valued utilizing procedures approved by the Board of Trustees. See note 2 regarding fair value measurements.

(a) All or a portion of security is on loan. The aggregate value of the securities on loan is $17,299,541; the aggregate value of the collateral held by the fund is $17,797,284. The aggregate value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,991,375.

(b) All or a portion of this position has not settled as of June 30, 2018. The interest rate shown represents the stated spread over LIBOR; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c) Collateral received from brokers for securities lending was invested in these short-term investments.

Cash of $1,029,583 has been segregated to cover margin requirement for open short sales as of June 30, 2018.

See accompanying Notes to Financial Statements.

Peritus High Yield ETF SUMMARY OF INVESTMENTS	June 30, 2018

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.1%
Agriculture	1.1
Auto Parts & Equipment	0.9
Beverages	0.9
Biotechnology	1.5
Chemicals	3.7
Coal	2.2
Commercial Services	6.6
Computers	5.6
Diversified Financial Services	4.8
Electric	0.8
Electrical Components & Equipment	1.5
Electronics	0.8
Energy - Alternate Sources	0.8
Food	10.9
Forest Products & Paper	1.8
Hand / Machine Tools	0.8
Healthcare - Products	2.2
Healthcare - Services	3.2
Insurance	1.4
Investment Companies	0.8
Machinery - Diversified	2.2
Media	1.7
Mining	3.2
Miscellaneous Manufacturing	3.1
Office/Business Equipment	1.3
Oil & Gas	8.7
Oil & Gas Services	3.5
Packaging & Containers	0.6
Pharmaceuticals	3.8
Pipelines	2.2
Real Estate	0.8
REITS	0.6
Retail	5.7
Software	1.1
Telecommunications	5.7
Transportation	3.2
Repurchase Agreements	9.0
Total Investments Before Securities Sold Short	110.8
Oil & Gas Services	(0.6)
Total Investments	110.2
Liabilities in Excess of Other Assets	(10.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statement of Assets and Liabilities	June 30, 2018

Peritus High Yield ETF
ASSETS:
Investments, at Cost	$180,293,813
Repurchase Agreements, at Cost	15,805,909
Total Cost of Investments	196,099,722
Investments, at Market Value (including Securities on Loan) (Note 2)(1)	179,356,275
Repurchase Agreements, at Market Value (Note 2)	15,805,909
Total Market Value of Investments	195,162,184
Cash	2,398,175
Cash at Broker for Securities Sold Short	1,029,583
Dividends and Interest Receivable	2,656,000
Receivable from Securities Sold	236,042
Prepaid Trustee Fees	1,216
Prepaid Expenses	4,940
Total Assets	201,488,140

LIABILITIES:
Cash Collateral for Securities on Loan(1)	15,805,909
Advisory Fees Payable..	53,619
Securities Sold Short(2)	1,008,750
Payable for Securities Purchased	8,357,929
Dividend Payable on Securities Sold Short	1,042
CCO Fees	73
Accrued Expenses	8,164
Total Liabilities	25,235,486

NET ASSETS	$176,252,654

Net Assets Consist of:
Capital.	$355,300,513
Undistributed (Accumulated) Net Investment Income	140,061
Undistributed (Accumulated) Net Realized Loss	(178,244,132)
Net Unrealized Appreciation (Depreciation)	(943,788)

NET ASSETS	$176,252,654

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, No Par Value)	4,800,000
Net Asset Value (NAV), Offering and Redemption Price Per Share	$36.72

(1) Value of Securities on Loan	$17,299,541
(2) Proceeds Received from Securities Sold Short	$1,002,500

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statement of Operations	Year Ended June 30, 2018

Peritus High Yield ETF
INVESTMENT INCOME:
Dividend Income	$21,533
Interest Income	13,432,035
Securities Lending Income (net) (Note 2)	193,862
Total Investment Income	13,647,430

EXPENSES:
Advisory Fees (Note 3)	1,754,421
Accounting & Administration Fees	121,408
Professional Fees	71,301
Exchange Listing Fees	6,816
Custody Fees	15,517
Report to Shareholders	12,508
Trustee Fees	6,404
CCO Fees	12,933
Pricing Fees	15,664
Transfer Agent Fees	11,815
Insurance Fees	9,813
Dividend Payable on Securities Sold Short	1,042
Miscellaneous Fees	8,518
Total Expenses	2,048,160
Net Investment Income (Loss)	11,599,270

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,426,239
In-Kind Redemptions	433,648
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(837,936)
Securities Sold Short	(6,250)
Net Realized and Unrealized Gain (Loss)	1,015,701
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,614,971

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2018

	Peritus High Yield ETF*
	Year ended June 30, 2018	Year ended June 30, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS
Net Investment Income (Loss)	$11,599,270	$14,823,876
Net Realized Gain (Loss)	1,859,887	(12,085,801)
Net Change in Unrealized Appreciation (Depreciation)	(844,186)	26,430,170
Net Increase (Decrease) In Net Assets Resulting From Operations	12,614,971	29,168,245

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(11,711,791)	(13,874,887)
Total Distributions to Shareholders	(11,711,791)	(13,874,887)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	29,474,065	–
Cost of Shares Redeemed	(23,934,533)	(47,084,275)
Net Increase (Decrease) From Capital Share Transactions	5,539,532	(47,084,275)
Total Increase (Decrease) in Net Assets	6,442,712	(31,790,917)

Net Assets:
Beginning of Year/Period	169,809,942	201,600,859
End of Year/Period	$176,252,654	$169,809,942
Undistributed (Accumulated) Net Investment Income	$140,061	$313,082

Share Transactions:
Issued	800,000	–
Redeemed	(650,000)	(1,300,000)
Net Increase (Decrease) in Share Transactions	150,000	(1,300,000)

* Formerly known as, AdvisorShares Peritus High Yield ETF.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Year/ Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Distributions of Net Realized Gains by other Investment Companies	Total from Investment Activities(3)	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Year/ Period	Total Investment Return Based on Net Asset Value(4)	Total Investment Return Based on Market Price(4)	Expenses, net of expense waivers and reimbursements	Expenses, prior to expense waivers and reimbursements	Net Investment Income	Net Assets, End of Year/ Period (000’s omitted)	Portfolio Turnover Rate(5)

Peritus High Yield ETF*
Year ended June 30, 2018	$36.52	2.66	0.23	—	2.89	(2.69)	—	(2.69)	$36.72	8.19%	9.34%	1.28%(6)	1.28%(6)	7.23%	$176,253	133%
Year ended June 30, 2017	$33.88	2.71	2.49	0.00(2)	5.20	(2.56)	—	(2.56)	$36.52	15.72%	14.33%	1.24%	1.24%	7.55%	$169,810	147%
Year ended June 30, 2016	$40.65	3.11	(6.93)	—	(3.82)	(2.95)	—	(2.95)	$33.88	(9.34)%	(9.20)%	1.22%	1.28%	8.77%	$201,601	79%
Year ended June 30, 2015	$53.27	3.59	(12.33)	—	(8.74)	(3.88)	—	(3.88)	$40.65	(16.82)%	(16.88)%	1.23%	1.23%	7.65%	$375,991	88%
Year ended June 30, 2014	$50.43	4.14	2.69	—	6.83	(3.95)	(0.04)	(3.99)	$53.27	14.04%	15.20%	1.18%	1.18%	7.95%	$1,075,997	87%

*     Formerly known as, AdvisorShares Peritus High Yield ETF.

(1)   Based on average shares outstanding.

(2)   Amount represents less than $0.005 or 0.005%.

(3)   The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)   Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(6)  The expense ratio includes expense for Dividend Payable on Securities Sold Short of 0.00% for the year ended June 30, 2018.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	June 30, 2018

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Peritus High Yield ETF (the “Peritus High Yield ETF” or the “Fund”). The Fund is an actively managed exchange-traded fund and is classified as a diversified investment company under the 1940 Act. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. The Fund also may invest in equity securities that the Sub-Advisor believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

The Fund commenced operations on December 1, 2010 as a separate series of the AdvisorShares Trust (the “Predecessor Fund”) and was advised by AdvisorShares Investments, LLC (“AdvisorShares“). The AdvisorShares Trust was organized as a Delaware statutory trust on July 30, 2007 and is an open-end investment management company registered under the 1940 Act. On May 24, 2018, shareholders of the AdvisorShares Trust voted to approve the Agreement and Plan of Reorganization (the “Reorganization”), which provided for the reorganization of the Predecessor Fund into the Peritus High Yield ETF, a newly created series of the Trust. Effective June 22, 2018, the Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free exchange for shares of beneficial interest of the Fund. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund.

The Reorganization was accomplished by a tax-free exchange of 4,750,000 shares of the Predecessor Fund’s shares, valued at $176,072,051 for the exact same shares and value of the Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Predecessor Fund were $176,072,051, including $(184,419) of Net Unrealized Depreciation, $1,117,279 of Undistributed (Accumulated) Net Investment Income, and $(177,878,764) of Undistributed (Accumulated) Net Realized Loss.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Fund’s valuation procedures, common stocks, term loans, repurchase agreements and foreign bonds are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the valuations as of June 30, 2018 for the Fund based upon the three levels defined above:

Peritus High Yield ETF	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$113,412,980	$—	$113,412,980
Term Loans	—	33,921,189	—	33,921,189
Foreign Bonds	—	29,996,905	—	29,996,905
Common Stock	—	2,025,201	—	2,025,201
Repurchase Agreements	—	15,805,909	—	15,805,909
Total Investments Before Securities Sold Short	$—	$195,162,184	$—	$195,162,184
Securities Sold Short
Corporate Bonds	$—	$(1,008,750)	$—	$(1,008,750)
Total Investments(1)	$—	$194,153,434	$—	$194,153,434

(1)   For a detailed break-out of Investments by market segment, please refer to the Schedule of Investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels at period end.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

(d) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations.

(e) Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2018 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statement of Assets and Liabilities.

(f) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2018, Peritus High Yield Fund had $4,404,390 in unsettled domestic loan commitments.

(g) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(h) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(i) Securities Lending

Prior to the Reorganization, the Predecessor Fund had entered into a Securities Lending Agreement with the Bank of New York Mellon (“BNY Mellon” or the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria. This agreement was terminated as a result of the Reorganization. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic investments and 105% of the value of foreign investments (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan. This could give rise to loss because of adverse market actions, expenses, and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be recorded on the Statement of Operations.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by Peritus High Yield ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of June 30, 2018:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received*	Net Amount
Peritus High Yield ETF	$17,299,541	$15,805,909	$1,493,632	$—

*    The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

The value of loaned securities and related collateral outstanding at June 30, 2018 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2018, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2018:

Fund	Overnight and Continuous	< 30 Days	Between 30 & 90 Days	> 90 Days	Total
Peritus High Yield ETF
Repurchase Agreements	$15,805,909	$—	$—	$—	$15,805,909
U.S. Government Securities	$—	$1,602	$71,272	$1,918,501	$1,991,375
Total	$15,805,909	$1,602	$71,272	$1,918,501	$17,797,284

 (j) Short Sales

The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (i) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise cover its short position. As of June 30, 2018, the Fund had engaged in uncovered short sale transactions reflected as Securities Sold Short and had segregated cash as Cash at Broker for Securities Sold Short on the Statement of Assets and Liabilities and Schedule of Investments.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to Advisory Agreements, entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses (“Excluded Expenses”) paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Prior to the Reorganization on June 22, 2018, the Predecessor Fund had entered into an investment advisory agreement with AdvisorShares. Pursuant to the agreement, AdvisorShares had overall supervisory responsibility for the general management and investment of the Predecessor Fund’s securities portfolio, and had ultimate responsibility (subject to oversight by the Board of Trustees) for oversight of the Predecessor Fund’s Sub-Adviser. For its services, the Predecessor Fund paid AdvisorShares an annual management fee of 1.10% of average daily net assets calculated daily and paid monthly.

On September 8, 2017, the majority owner of AdvisorShares, the Predecessor Fund’s investment adviser, became its sole owner causing a change in control of AdvisorShares under the 1940 Act. This resulted in the assignment and automatic termination of the investment advisory agreement between AdvisorShares Trust and AdvisorShares on behalf of the Predecessor Fund. At a meeting held on September 15, 2017, the Board of Trustees of AdvisorShares Trust approved an interim investment advisory agreement, which was substantially identical in all material respects to the prior advisory agreement except with respect to the effective date and termination provision, as the interim advisory agreement was to remain in effect for a period of 150 days or until shareholders approved a new advisory agreement, whichever occurred sooner. At a meeting held on October 10, 2017, the Board of Trustees of AdvisorShares Trust approved a new advisory agreement, subject to shareholder approval. The terms of the new advisory agreement were substantially identical to the terms of the interim advisory agreement and prior advisory agreement in all material respects, except with respect to the effective date and termination provision, as the new advisory agreement would remain in effect for an initial term of two years following its effective date. Shareholders of the Predecessor Fund approved the new advisory agreement on February 16, 2018.

(b) Investment Sub-Advisory Agreement

The Adviser and Peritus I Asset Management, LLC, (“Peritus” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Fund’s Adviser.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

 (c) Expense Limitation Agreement

Prior to the Reorganization on June 22, 2018, AdvisorShares had contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, the expenditures which are capitalized in accordance with GAAP, 12b-1 fees, and extraordinary expenses) from exceeding a specified amount of the Predecessor Fund’s average daily net assets. The expense limitation agreement was terminated upon termination of the investment advisory agreement between AdvisorShares and the Fund (with approval of the Board), during the Reorganization. The expenses were capped for the period ended June 22, 2018 at 1.35% of average daily net assets of the Fund.

The table below sets forth the advisory fees collected and expenses waived by AdvisorShares for the last three fiscal years.

	Period Ended	Fiscal Year Ended
AdvisorShares Peritus High Yield ETF (the Predecessor Fund)	6/22/2018	6/30/2017	6/30/2016
Advisory Fees	$1,707,806	$2,160,078	$2,666,241
Advisory Fees (Waived) and/or Recaptured*	—	—	(145,483)
Net Advisory Fees Paid	$1,707,806	$2,160,078	$2,520,758

*    Advisory Fees waived are not recoupable by Exchange Traded Concepts, LLC.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through June 22, 2019. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Fund Sponsor

Concurrent with the Reorganization on June 22, 2018, The Adviser entered into an agreement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund, except the Excluded Expenses, and provide administrative and marketing support for the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

(f) Other Servicing Agreements

BNY Mellon serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor. Prior to the Reorganization on June 22, 2018, certain officers of the Predecessor Fund’s Trust were employees or affiliates of the Fund’s Adviser.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Peritus High Yield ETF	$242,445,076	$213,086,039

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended June 30, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Peritus High Yield ETF	$—	$19,124,966	$433,648

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (Authorized Participants) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2018

may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Short Sale Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences arising primarily from redemption in-kind transactions, the following amounts have been reclassified for the tax year ended June 30, 2018:

Fund	Capital	Undistributed (Accumulated) Net Investment Income (Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)
Peritus High Yield ETF	$441,040	$(60,500)	$(380,540)

The tax character of the distributions paid during the tax years ended June 30, 2018 and June 30, 2017, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Peritus High Yield ETF
2018	$11,711,791	$—	$11,711,791
2017	$13,874,887	$—	$13,874,887

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	June 30, 2018

As of the tax year ended June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Securities Sold Short	Accumulated Earnings (Deficit)
Peritus High Yield ETF	$140,061	$—	$(178,243,819)	$(937,851)	$(6,250)	$—

At June 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Peritus High Yield ETF	$195,097,535	$2,790,343	$(3,734,444)	$(944,101)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended June 30, 2018, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Peritus High Yield ETF	$93,930,822	$84,312,997	$178,243,819

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized capital loss carryforwards to offset capital gains realized during the year ended June 30, 2018:

Fund	Amount
Peritus High Yield ETF	$ 1,479,660

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Peritus High Yield ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Peritus High Yield ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of June 30, 2018, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended June 30, 2017 and prior, were audited by other auditors whose report dated August 28, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2018

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	June 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. Shareholders may also incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Return*	1/1/2018	6/30/2018		1/1/18–6/30/18
Peritus High Yield ETF	$1,000.00	$1,039.30	1.29%	$6.52
Hypothetical Return* (5% annual return before expenses)
Peritus High Yield ETF	$1,000.00	$1,018.40	1.29%	$6.46

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	June 30, 2018 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on March 27, 2018 (the “Meeting”), the Board considered and approved the following agreements (together, the “Agreements”) with respect to the Peritus High Yield ETF (the “Fund”):

•    an investment advisory agreement between the Trust and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC will provide advisory services to the Fund; and

•    a sub-advisory agreement between ETC and Peritus I Asset Management, LLC (“Peritus”), pursuant to which Peritus will provide sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Peritus are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Peritus, and at the Meeting, representatives from ETC and Peritus presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Peritus provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by ETC and Peritus, as well as the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of ETC and Peritus, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Peritus.

In considering the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services to be provided to the Fund by ETC and Peritus; (ii) ETC’s and Peritus’s expected costs to be incurred and profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC and Peritus, and their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; (v) the past performance of another registered fund that will become the Fund’s predecessor fund, as discussed herein; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services to be provided to the Fund, the Board considered ETC’s and Peritus’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities would include overseeing the activities of Peritus and monitoring compliance with various fund policies and procedures and with applicable securities regulations, while Peritus’s responsibilities would include selection and trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Peritus’s investment personnel, the quality of ETC’s and Peritus’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Peritus have appropriate compliance policies and procedures in place. The Board noted that it had reviewed ETC’s and Peritus’s registration forms on their respective Form ADVs as well as ETC’s and Peritus’s responses to a detailed series of questions, which included a description of ETC’s and Peritus’s operations, service offerings, personnel (including, with respect to Peritus, information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Fund), compliance program, risk management program, and financial condition. The Board considered ETC’s and Peritus’s respective experience working with ETFs, including other series of the Trust and other ETFs managed by ETC and Peritus outside of the Trust, and, with respect to Peritus, its experience as the Sub-Adviser of the AdvisorShares Peritus High Yield ETF, the predecessor to the Fund (the “Predecessor Fund”), since its inception.  The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Concluded)	June 30, 2018 (Unaudited)

Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that there was no historical performance to consider for the Fund as it had not yet commenced operations.  The Board further noted, however, that as the successor to the Predecessor Fund, the Fund would adopt the performance of the Predecessor Fund, and the Board therefore considered the Predecessor Fund’s historical performance.  The Board considered that such performance was overseen by the Predecessor Fund’s current investment adviser, which would be replaced by ETC, and Peritus, which would continue on as the Fund’s Sub-Adviser and its portfolio manager and that the investment objective and strategies of the Fund would be substantially similar to those of the Predecessor Fund.  The Board noted after reviewing the Target Fund’s performance since its inception that it generally has achieved a relatively high level of current income consistent with its investment objective, while its total return has varied during certain periods.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and Peritus for their services to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that although the Fund’s advisory fees were higher than the advisory fees paid by peer funds, these peer funds were passively managed whereas the Fund is an actively managed fund.  The Board took into consideration that the Fund’s advisory fee is structured as a “unitary fee,” meaning that the Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to Peritus would be paid out of the advisory fees. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources. The Board considered that the sub-advisory fees will be paid by ETC, not the Fund, and that the fees were a product of an arm’s length negotiation between ETC and Peritus. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC given the work to be performed by each firm. The Board considered the costs and expenses to be incurred by ETC and Peritus in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by ETC and Peritus from their relationship with the Fund, and reviewed profitability analyses from ETC and Peritus with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees were reasonable in light of the services to be rendered. The Board also considered the expected costs of, and anticipated profits from, the advisory services to the Fund, and the potential for economies of scale should the Fund’s assets grow. The Board noted that such economies would, to some degree, be shared with the Fund’s shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including all of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Fund. The Board, including all of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	June 30, 2018 (Unaudited)

Trademark License/Disclaimers

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Qualified Dividend Income

For the year ended June 30, 2018, 0.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended June 30, 2018, 0.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund qualifies for the dividends received deduction available to corporate shareholders.

Qualified Interest Income

For the year ended June 30, 2018, 86.90% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified interest income.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Fund’s website at www.hyldetf.com.

Shareholder Meeting Results

On February 16, 2018, a Special Meeting of Shareholders was held at which shareholders of the Predecessor Fund voted as follows on the following proposals:

1.	To elect a Trustee to the Board of Trustees of AdvisorShares Trust:	2.	To approve a new investment advisory agreement between AdvisorShares Trust and AdvisorShares Investments, LLC (“AdvisorShares”) on behalf of the Predecessor Fund:

	No. of Shares		No. of Shares
Affirmative	3,415,219	Affirmative	1,925,326
Against	78,951	Against	58,633
Abstain	342,209	Abstain	197,721
Total	3,836,379	Total	2,181,680

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Concluded)	June 30, 2018 (Unaudited)

3.	To approve a new investment sub-advisory agreement between AdvisorShares and Peritus I Asset Management, LLC with respect to the Predecessor Fund:	4.

To approve, with respect to the Predecessor Fund, the implementation of a manager of managers arrangement that will permit AdvisorShares, subject to prior approval by the Board of Trustees of AdvisorShares Trust, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Predecessor Fund’s shareholders:

	No. of Shares		No. of Shares
Affirmative	1,922,861	Affirmative	1,805,563
Against	78,635	Against	176,253
Abstain	180,186	Abstain	199,863
Total	2,181,682	Total	2,181,679

On May 31, 2018, a Special Meeting of Shareholders was held at which shareholders of the Predecessor Fund voted as follows on the following proposal:

To approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Predecessor Fund to the Peritus High Yield ETF (the “Acquiring Fund”), a newly created series of Exchange Listed Funds Trust, in exchange for (a) shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Predecessor Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Predecessor Fund, followed by (ii) the liquidating distribution by the Predecessor Fund to its shareholders of the shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) in proportion to their holdings of shares of the Predecessor Fund:

No. of Shares
Affirmative	1,863,523
Against	59,181
Abstain	165,473
Total	2,088,177

EXCHANGE LISTED FUNDS TRUST TRUSTEES	June 30, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	9	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1952	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	20	Exchange Traded Concepts Trust (11) - Trustee; Edward Jones Money Market Fund - Trustee; Source ETF Trust - Trustee (2014-2015)
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1944	Trustee	Since 2012	Consultant, Jones Day 2012-present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008	20	Exchange Traded Concepts Trust (11) - Trustee; Source ETF Trust- Trustee (2014-2015)
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1950	Trustee	Since 2012	Amherst Asset Management 2010-present- Independent Advisor; President, OppenheimerFunds, Inc. 2007-2009	20	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (11) - Trustee; Source ETF Trust- Trustee (2014-2015)

1    Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

EXCHANGE LISTED FUNDS TRUST OFFICERS	June 30, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1979	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1963	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 1972	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present
James J. Baker Jr. c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 1951	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011-present- Managing Partner; Yorkville ETF Advisors 2012-2016 Managing Partner; Goldman Sachs 2000-2011 - Vice President
Patrick J. Keniston 3 Canal Plaza Suite 100 Portland, ME 04101 1964	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC 2008-present

1    Each Officer serves at the pleasure of the Board of Trustees.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, at www.hyldetf.com.

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Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Peritus I Asset Management, LLC
1216 State Street, Fourth Floor
Santa Barbara, CA 93101

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Custodian/Fund Administrator/Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-PORT. The Trust’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-PORT at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of [directors] has determined that Timothy J. Jacoby is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2017 and $17,000 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $3,500 for 2018.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $3,500 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Timothy J. Jacoby (chairman), David Mahle and Kurt Wolfgruber.

(b)	Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)*	/s/ J. Garrett Stevens
J. Garrett Stevens, President
(Principal Executive Officer)

Date	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Garrett Stevens
J. Garrett Stevens, President
(Principal Executive Officer)

Date	September 5, 2018

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer
(Principal Financial Officer)

Date	September 5, 2018

* Print the name and title of each signing officer under his or her signature.